Shareholders' Equity	3 Months Ended
Mar. 31, 2015
Equity [Abstract]
Shareholders' Equity
(19)	SHAREHOLDERS’ EQUITY

The following tables present the change in total shareholders’ equity for the three months ended March 31, 2015 and 2014, respectively.

	Total Axalta	Noncontrolling Interests	Total
Balance January 1, 2015	$1,044.7	$67.3	$1,112.0
Net income	45.1	1.6	46.7
Other comprehensive (loss), net of tax	(112.1)	(0.4)	(112.5)
Exercise of stock options	(0.6)	—	(0.6)
Recognition of stock-based compensation	1.8	—	1.8
Noncontrolling interests of acquired subsidiaries	—	4.3	4.3
Dividends declared to noncontrolling interests	—	(3.5)	(3.5)

Balance March 31, 2015	$978.9	$69.3	$1,048.2

	Total Axalta	Noncontrolling Interests	Total
Balance January 1, 2014	$1,142.9	$68.9	$1,211.8
Net income (loss)	(4.3)	0.6	(3.7)
Other comprehensive (loss), net of tax	(3.0)	—	(3.0)
Recognition of stock-based compensation	1.8	—	1.8
Dividends declared to noncontrolling interests	—	(0.9)	(0.9)

Balance March 31, 2014	$1,137.4	$68.6	$1,206.0